Acquisition of Navios Containers - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2021	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Within One Year				$ (126,710)
Year Two				(52,501)
Year Three				(20,431)
Year Four				(12,462)
Year Five				(11,445)
Year Six				(941)
Total	$ (27,984)	$ (47,906)	$ (6,529)	$ (224,490)